Warrants - Summary of Common Stock Warrants Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Warrants outstanding, beginning balance	6,277,443	8,228
Warrants exercisable, previously issued warrants which became exerciseable	83,500
Weighted average exercise price outstanding, previously issued warrants which became exerciseable	$ 2.40
Weighted average exercise price exercisable, previously issued warrants which became exerciseable	$ 2.40
Warrants outstanding, issued		6,304,015
Warrants outstanding, exercised	(1,205,556)	(34,800)
Warrants outstanding, ending balance	5,071,887	6,277,443
Warrants exercisable, beginning balance	6,193,943	8,228
Warrants exercisable, issued		6,220,515
Warrants exercisable, exercised	(1,205,556)	(34,800)
Warrants exercisable, ending balance	5,071,887	6,193,943
Weighted average exercise price outstanding, beginning balance	$ 3.85	$ 6.47
Weighted average exercise price outstanding, issued		3.84
Weighted average exercise price outstanding, exercised	2.95	2.95
Weighted average exercise price outstanding, ending balance	4.05	3.85
Weighted average exercise price exercisable, beginning balance	3.86	6.47
Weighted average exercise price exercisable, issued		3.85
Weighted average exercise price exercisable, exercised	2.95	2.95
Weighted average exercise price exercisable, ending balance	$ 4.05	$ 3.86